Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Incentive Distributions
	Total Quarterly	Marginal Percentage Interest in Distributions
	Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Partnership Units
	As of December 31, 2019	As of December 31, 2018
Common units	18,178,100	18,178,100
General partner units	348,570	348,570
Preferred units	-	12,983,333

Total partnership units	18,526,670	31,510,003